--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                         Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Nancy L. Bendig
                       VICE PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #528237


--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------
















                                 THE VALUE LINE

                                   FUND, INC.










                                     [LOGO]

THE VALUE LINE FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

After a three-year bear market, 2003 brought welcome relief to equity investors. The Value Line Fund, which had its portfolio more conservatively positioned, a strategy that worked well during the prior 3-year bear market, returned 16.28% for the year, while the Standard & Poor's 500-stock index climbed 28.7%.(1)

The speculative rally that began in mid-March, after the start of the Iraqi war, clearly did not reward the more conservative, high-quality names in the portfolio. Our best efforts to reposition the portfolio from the defensive strategy that worked well during the multi-year downturn which enabled shareholders to more safely weather the bear market was mostly successful. The Value Line Timeliness Ranking System favors stocks with strong relative earnings momentum, positive earnings surprise and strong relative price momentum. The leaders during the early phase of the rally did not rank well and, therefore, were not represented in the Fund. Higher risk technology stocks, many of which had lost half of their market value over the past four years, especially telecom equipment and semiconductor-related issues, are examples of where we were underweight relative to the benchmark due to their poor fundamentals and low Timeliness ranks. However, as technology companies began to report increased year-over-year performance, they were assigned higher Timeliness ranks and we increased our exposure.

The September quarter was characterized by a more tempered rise in the S&P 500, up 2.6%, and the Dow Jones Industrial Average, up 3.8%, than we had seen in the June period. Again, all of the action was in the high risk, smaller, more speculative names, which we tend to avoid.

Over the course of the year, we have made significant changes in the portfolio. As the economic picture improved, we increased our technology exposure, an area that has shown renewed growth. In addition, we have added to our positions in basic materials and industrials, which should benefit in a cyclical recovery.

Overall, the firming in business spending, a stabilizing labor market, and relatively low interest rates for the foreseeable future, should be positive for the equity markets. We believe that the Fund is well positioned to benefit in this environment.

We thank you for your continued confidence in Value Line, and we look forward to serving you in the new year.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                Chairman and President


February 16, 2004

















--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                                       THE VALUE LINE FUND, INC.

FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.




























--------------------------------------------------------------------------------
                                                                               3

THE VALUE LINE FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                             IN THE VALUE LINE FUND
                          AND THE S&P 500 Stock Index*


                            (FROM 1/1/94 TO 12/31/03)
--------------------------------------------------------------------------------
 *THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT
  IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE RETURN FOR THE INDEX DOES NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.


PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                     --------------     ---------------------

 1 year ended 12/31/03 ..........         +16.28%              $11,628
 5 years ended 12/31/03 .........          -4.08%              $ 8,118
10 years ended 12/31/03 .........          +6.26%              $18,355

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.







--------------------------------------------------------------------------------
4

                                                       THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                 VALUE          PERCENTAGE
ISSUE                                            SHARES     (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------------------------------
Citigroup, Inc. ............................    141,000         $6,844              3.2%
Medtronic, Inc. ............................    127,000          6,173              2.9
Cisco Systems, Inc. ........................    253,000          6,145              2.8
Omnicom Group, Inc. ........................     70,000          6,113              2.8
Lehman Brothers Holdings Inc. ..............     75,000          5,792              2.7
American International Group, Inc. .........     87,000          5,766              2.7
Intel Corp. ................................    169,000          5,442              2.5
Dell, Inc. .................................    136,500          4,636              2.1
SanDisk Corp. ..............................     75,500          4,616              2.1
Lowe's Companies, Inc. .....................     81,000          4,487              2.1

FIVE LARGEST INDUSTRY CATEGORIES

                                                   VALUE          PERCENTAGE
INDUSTRY                                      (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------------------
Financial Services - Diversified .........        $17,932             8.3%
Medical Supplies .........................         13,322             6.2
Computer & Peripherals ...................         10,306             4.8
Telecommunications Equipment .............         10,026             4.6
Securities Brokerage .....................          9,731             4.5

FIVE LARGEST NET SECURITY PURCHASES*

                                                                    COST
ISSUE                                                          (IN THOUSANDS)
-----------------------------------------------------------------------------
SanDisk Corp. .............................................        $5,708
Lehman Brothers Holdings Inc. .............................         5,403
Cisco Systems, Inc. .......................................         5,217
Intel Corp. ...............................................         5,161
Countrywide Financial Corp. ...............................         3,310

FIVE LARGEST NET SECURITY SALES*

                                                                  PROCEEDS
ISSUE                                                          (IN THOUSANDS)
-----------------------------------------------------------------------------
Amgen Inc. ................................................        $7,250
Fifth Third Bancorp .......................................         6,316
Kohl's Corp. ..............................................         5,973
Bed Bath & Beyond Inc. ....................................         5,533
HCA, Inc. .................................................         5,438

* FOR THE SIX MONTH PERIOD ENDED 12/31/03
--------------------------------------------------------------------------------
                                                                               5

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (96.5%)

            ADVERTISING (2.8%)
  70,000    Omnicom Group, Inc. ...........................      $  6,113

            AEROSPACE/DEFENSE(0.6%)
  23,500    L-3 Communications
              Holdings, Inc.* .............................        1,207

            AUTO PARTS (2.2%)
  31,000    Autoliv Inc. ..................................        1,167
  60,000    Lear Corp. ....................................        3,680
                                                                 --------
                                                                    4,847

            BANK (2.8%)
  42,500    State Street Corporation ......................         2,214
  62,500    Zions Bancorporation ..........................         3,833
                                                                 --------
                                                                    6,047

            BEVERAGE -
              ALCOHOLIC (0.3%)
  18,000    Constellation Brands, Inc.
              Class "A"* ..................................           593

            BEVERAGE - SOFT
              DRINK (0.7%)
  54,000    Cott Corp.* ...................................         1,513

            BIOTECHNOLOGY (1.1%)
  25,500    Genentech, Inc.* ..............................         2,386

            BUILDING
              MATERIALS (2.0%)
  90,000    Jacobs Engineering Group, Inc.* ...............         4,321

            CHEMICAL -
              DIVERSIFIED (1.2%)
  30,000    3M Company ....................................         2,551

            CHEMICAL -
              SPECIALTY (0.5%)
  43,000    OM Group, Inc.* ...............................         1,126

            COMPUTER &
              PERIPHERALS (4.8%)
 136,500    Dell, Inc.* ...................................         4,636


                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

  39,500    Emulex Corp.* .................................      $  1,054
  75,500    SanDisk Corp.* ................................         4,616
                                                                 --------
                                                                   10,306

            COMPUTER SOFTWARE &
              SERVICES (3.7%)
  47,000    Cognizant Technology Solutions
              Corp. Class "A"* ............................         2,145
  84,500    Fiserv, Inc.* .................................         3,338
  67,000    VERITAS Software Corp.* .......................         2,490
                                                                 --------
                                                                    7,973

            DIVERSIFIED
              COMPANIES (2.8%)
  28,000    Danaher Corp. .................................         2,569
  47,500    Fortune Brands, Inc. ..........................         3,396
                                                                 --------
                                                                    5,965

            DRUG (3.2%)
  35,500    Gilead Sciences, Inc.* ........................         2,064
  39,750    Mylan Laboratories, Inc. ......................         1,004
 108,500    Pfizer, Inc. ..................................         3,833
                                                                 --------
                                                                    6,901

            EDUCATIONAL
              SERVICES (2.1%)
  60,000    Career Education Corp.* .......................         2,404
  68,600    Education Management Corp.* ...................         2,130
                                                                 --------
                                                                    4,534

            ELECTRICAL
              EQUIPMENT (1.0%)
  61,500    Rockwell Automation, Inc. .....................         2,189

            ENTERTAINMENT (0.8%)
  41,000    Univision Communications, Inc.
              Class "A"* ..................................         1,627

            ENTERTAINMENT
              TECHNOLOGY (1.9%)
  86,000    Electronic Arts Inc.* .........................         4,109


--------------------------------------------------------------------------------
6

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

            FINANCIAL SERVICES -
              DIVERSIFIED (8.3%)
  87,000    American International
              Group, Inc. .................................      $  5,766
 141,000    Citigroup, Inc. ...............................         6,844
  41,333    Countrywide Financial Corp. ...................         3,135
  88,000    MBNA Corp. ....................................         2,187
                                                                 --------
                                                                   17,932

            HOMEBUILDING (1.0%)
  20,000    Lennar Corp. Class "A" ........................         1,920
   2,000    Lennar Corp. Class "B" ........................           183
                                                                 --------
                                                                    2,103

            HOTEL - GAMING (0.5%)
  33,000    International Game Technology..................         1,178

            HOUSEHOLD
              PRODUCTS (0.5%)
  40,000    Yankee Candle Company,
              Inc. (The)* .................................         1,093

            INFORMATION
              SERVICES (0.6%)
  25,500    Corporate Executive Board
              Co. (The)* ..................................         1,190

            INSURANCE - PROPERTY/
              CASUALTY (0.9%)
  22,000    Everest Re Group, Ltd. ........................         1,861

            INTERNET (1.5%)
  39,000    Ameritrade Holding Corp.* .....................           549
  40,500    eBay, Inc.* ...................................         2,616
                                                                 --------
                                                                    3,165

            MACHINERY (0.3%)
  43,500    JLG Industries, Inc. ..........................           663

            MEDICAL SERVICES (3.0%)
  70,000    Odyssey HealthCare Inc.* ......................         2,048
  75,000    Oxford Health Plans, Inc. .....................         3,263
  29,000    Sunrise Senior Living, Inc.* ..................         1,123
                                                                 --------
                                                                    6,434


                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

            MEDICAL SUPPLIES (6.2%)
  58,500    Fisher Scientific
              International, Inc.* ........................      $  2,420
 127,000    Medtronic, Inc. ...............................         6,173
  45,000    Varian Medical Systems, Inc.* .................         3,110
  23,000    Zimmer Holdings, Inc.* ........................         1,619
                                                                 --------
                                                                   13,322

            METALS & MINING -
              DIVERSIFIED (2.3%)
  24,500    Freeport-McMoRan Copper &
            Gold, Inc. Class "B" ..........................         1,032
  43,000    Inco Ltd.* ....................................         1,712
  28,500    Phelps Dodge Corp.* ...........................         2,169
                                                                 --------
                                                                    4,913

            NATURAL GAS -
              DIVERSIFIED (1.6%)
  46,500    Patina Oil &Gas Corp. .........................         2,278
  39,500    XTO Energy, Inc. ..............................         1,118
                                                                 --------
                                                                    3,396

            OFFICE EQUIPMENT &
              SUPPLIES (0.5%)
  41,000    Staples, Inc.* ................................         1,119

            OILFIELD SERVICES/
              EQUIPMENT (1.1%)
  43,500    Schlumberger Ltd. .............................         2,380

            PETROLEUM -
              PRODUCING (1.3%)
  34,000    Apache Corp. ..................................         2,757

            PHARMACY
              SERVICES (0.5%)
  32,000    CVS Corp. .....................................         1,156

            PRECIOUS METALS (1.1%)
  48,000    Newmont Mining Corp. ..........................         2,333


--------------------------------------------------------------------------------
                                                                               7

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

          PRECISION
            INSTRUMENT (1.6%)
 39,500   Agilent Technologies, Inc.* .....................      $  1,155
 57,000   Kronos Inc.* ....................................         2,258
                                                                 --------
                                                                    3,413

          RECREATION (1.0%)
 44,000   Harley-Davidson, Inc. ...........................         2,091

          RESTAURANT (0.9%)
 42,500   CEC Entertainment, Inc.* ........................         2,014

          RETAIL BUILDING
            SUPPLY (3.7%)
100,500   Home Depot, Inc. (The) ..........................         3,567
 81,000   Lowe's Companies, Inc. ..........................         4,487
                                                                 --------
                                                                    8,054

          RETAIL - SPECIAL
            LINES (2.9%)
 46,000   Best Buy Co., Inc. ..............................         2,403
 51,500   Foot Locker, Inc. ...............................         1,208
 50,000   Guitar Center, Inc.* ............................         1,629
 46,000   PETsMART, Inc. ..................................         1,095
                                                                 --------
                                                                    6,335

          RETAIL STORE (1.0%)
 53,500   Dollar General Corp. ............................         1,123
 36,000   Fred's, Inc. Class "A" ..........................         1,115
                                                                 --------
                                                                    2,238

          SECURITIES
            BROKERAGE (4.5%)
 29,000   Legg Mason, Inc. ................................         2,238
 75,000   Lehman Brothers Holdings Inc. ...................         5,792
 29,000   Merrill Lynch & Co., Inc. .......................         1,701
                                                                 --------
                                                                    9,731

          SEMICONDUCTOR (3.7%)
169,000   Intel Corp. .....................................         5,442
 66,000   National Semiconductor Corp.* ...................         2,601
                                                                 --------
                                                                    8,043


                                                                    VALUE
  SHARES                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

          SEMICONDUCTOR
            CAPITAL
            EQUIPMENT (1.8%)
 61,000   Amkor Technology, Inc.* .........................      $  1,111
 89,000   Lam Research Corp.* .............................         2,875
                                                                 --------
                                                                    3,986

          STEEL - GENERAL (0.2%)
 18,000   Carpenter Technology Corp. ......................           532

          TELECOMMUNICATION
            SERVICES (0.8%)
 64,500   Nextel Communications, Inc.
            Class "A"* ....................................         1,810

          TELECOMMUNICATIONS
            EQUIPMENT (4.6%)
253,000   Cisco Systems, Inc.* ............................         6,145
 77,500   Foundry Networks, Inc.* .........................         2,120
 47,500   UTStarcom, Inc.* ................................         1,761
                                                                 --------
                                                                   10,026

          THRIFT (1.3%)
 75,000   New York Community
          Bancorp, Inc. ...................................         2,854

          TOILETRIES &
            COSMESTICS (1.5%)
 49,000   Avon Products, Inc. .............................         3,307

          TRUCKING/TRANSPORTATION
            LEASING (1.3%)
 17,200   Forward Air Corp.* ..............................           473
 86,500   Hunt (J.B.) Transport
            Services, Inc.* ...............................         2,336
                                                                 --------
                                                                    2,809
                                                                 --------

TOTAL COMMON STOCKS
AND TOTAL INVESTMENT
SECURITIES (96.5%)
(Cost $176,904,000)........................................      $208,546
                                                                 ========




--------------------------------------------------------------------------------
8

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                  VALUE
   PRINCIPAL                                                   (IN THOUSANDS
     AMOUNT                                                   EXCEPT PER SHARE
 (IN THOUSANDS)                                                   AMOUNT)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (4.2%)
(INCLUDING ACCRUED INTEREST)
$   3,000    Collateralized by $2,979,000
               U.S. Treasury Bonds 5.25%,
               due 2/15/29, with a value of
               $3,062,000 (with UBS
               Warburg LLC, 0.84%, dated
                12/31/03, due 1/2/04, delivery
               value $3,000,140) ..........................      $  3,000
    3,000    Collateralized by $2,745,000
               U.S. Treasury Bonds 5.625%,
               due 5/15/08, with a value of
               $3,060,000 (with Morgan
               Stanley, 0.75%, dated
               12/31/03, due 1/2/04, delivery
               value $3,000,125) ..........................         3,000
    3,000    Collateralized by $2,910,000
               U.S. Treasury Bonds 6%, due
               8/15/04, with a value of
               $3,064,000 (with State Street
               Bank & Trust Co., 0.73%,
               dated 12/31/03, due 1/2/04,
               delivery value $3,000,122) .................         3,000
                                                                 --------
             TOTAL REPURCHASE
               AGREEMENTS
               (COST $9,000,000)...........................         9,000
                                                                 --------
EXCESS OF LIABILITIES OVER
  CASH AND OTHER ASSETS (-0.7%) ...........................        (1,499)
                                                                 --------
NET ASSETS (100.0%)........................................      $216,047
                                                                 ========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($216,046,603 DIVIDED BY 15,161,762 SHARES OF
  CAPITAL STOCK OUTSTANDING)...............................      $  14.25
                                                                 ========

* NON-INCOME PRODUCING





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9


THE VALUE LINE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                   STATEMENT OF OPERATIONS
AT DECEMBER 31, 2003                                                  FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                (IN THOUSANDS
                                                 EXCEPT PER
                                                SHARE AMOUNT)                                                       (IN THOUSANDS)
                                                -------------                                                       --------------
ASSETS:                                                               INVESTMENT INCOME:
Investment securities, at value                                       Dividends ..................................     $   1,776
   (Cost - $176,904) ...........................   $208,546           Interest ...................................           215
Repurchase agreements                                                                                                  ---------
   (Cost - $9,000) .............................      9,000             Total Income .............................         1,991
Cash ...........................................         97                                                            ---------
Receivable for securities sold .................      4,935           EXPENSES:
Dividends receivable ...........................         68           Advisory fee ...............................         1,428
Receivable for capital shares sold .............         43           Service and distribution plan fees .........           530
Prepaid insurance expense ......................          5           Transfer agent fees ........................           151
                                                   --------           Auditing and legal fees ....................            63
  TOTAL ASSETS .................................    222,694           Printing ...................................            51
                                                   --------           Custodian fees .............................            39
LIABILITIES:                                                          Postage ....................................            37
Payable for securities purchased ...............      3,618           Insurance, dues and other ..................            26
Payable for capital shares repurchased .........      2,812           Registration and filing fees ...............            24
Accrued expenses:                                                     Directors' fees and expenses ...............            20
   Advisory fee ................................        123           Telephone ..................................            20
   Service and distribution plan fees                                                                                  ---------
      payable ..................................         46              Total Expenses before Custody
   Other .......................................         48                Credits ...............................         2,389
                                                   --------              Less: Custody Credits ...................            (1)
  TOTAL LIABILITIES ............................      6,647                                                            ---------
                                                   --------              Net Expenses ............................         2,388
NET ASSETS .....................................   $216,047                                                            ---------
                                                   ========           NET INVESTMENT LOSS ........................          (397)
NET ASSETS CONSIST OF:                                                                                                 ---------
Capital stock, at $1.00 par value                                     NET REALIZED AND UNREALIZED GAIN
   (authorized 50,000,000, outstanding                                   (LOSS) ON INVESTMENTS:
   15,161,762 shares) ..........................   $ 15,162                Net Realized Gain .....................        42,700
Additional paid-in capital .....................    153,897                Change in Net Unrealized
Undistributed net realized gain on                                            Appreciation .......................       (10,197)
   investments .................................     15,346                                                            ---------
Net unrealized appreciation of                                        NET REALIZED GAIN AND CHANGE IN NET
   investments .................................     31,642              UNREALIZED APPRECIATION ON
                                                   --------              INVESTMENTS .............................        32,503
NET ASSETS .....................................   $216,047                                                            ---------
                                                   ========           NET INCREASE IN NET ASSETS FROM
NET ASSET VALUE, OFFERING AND                                            OPERATIONS ..............................     $  32,106
   REDEMPTION PRICE PER OUTSTANDING                                                                                    =========
   SHARE ($216,046,603 DIVIDED BY 15,161,762
   SHARES OUTSTANDING) .........................   $  14.25
                                                   ========






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                                       THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                     YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2003            2002
                                                                    ----------------------------
                                                                          (IN THOUSANDS)
OPERATIONS:
 Net investment loss .............................................   $    (397)     $     (790)
 Net realized gain (loss) on investments .........................      42,700          (4,404)
 Change in net unrealized appreciation ...........................     (10,197)        (68,950)
                                                                    ----------------------------
 Net increase (decrease) in net assets from operations ...........      32,106         (74,144)
                                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ..................     (22,708)         (2,007)
                                                                    ----------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................      59,344          87,992
 Proceeds from reinvestment of distributions to shareholders .....      21,413           1,895
 Cost of shares repurchased ......................................     (80,446)       (110,432)
                                                                    ----------------------------
 Increase (Decrease) from capital share transactions .............         311         (20,545)
                                                                    ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................       9,709         (96,696)
NET ASSETS:
 Beginning of year ...............................................     206,338         303,034
                                                                    ----------------------------
 End of year .....................................................   $ 216,047      $  206,338
                                                                    ============================


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              11

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------
12

                                                       THE VALUE LINE FUND, INC.

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS
Transactions in capital stock were as follows (in thousands except per share amounts):

                                       YEAR ENDED       YEAR ENDED
                                       DECEMBER 31,     DECEMBER 31,
                                          2003             2002
                                     --------------------------------
Shares sold .........................     4,159           4,997
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ....................     1,520             138
                                     --------------------------------
                                          5,679           5,135
Shares repurchased ..................    (5,608)         (6,434)
                                     --------------------------------
Net increase (decrease) .............        71          (1,299)
                                     ================================
Distributions per share
   from net realized
   gains ............................   $ 1.6269         $ .1335
                                     ================================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                         YEAR ENDED
                                                        DECEMBER 31,
                                                            2003
                                                      ---------------
                                                      (IN THOUSANDS)
PURCHASES:
Investment Securities ................................   $256,730
                                                      ===============
SALES:
Investment Securities ................................   $246,862
                                                      ===============

4. INCOME TAXES
At December 31, 2003, information on the tax components of capital is as follows:

                                                      (IN THOUSANDS)

Cost of investments for tax purposes .................   $186,116
                                                      ==============
Gross tax unrealized appreciation ....................   $ 33,767
Gross tax unrealized depreciation ....................     (2,337)
                                                      --------------
Net tax unrealized appreciation on
   investments .......................................   $ 31,430
                                                      ==============
Undistributed long-term gains ........................   $ 15,558
                                                      ==============

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2003 and 2002 were all from net long-term capital gains.

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $397,000 from accumulated net investment loss to additional paid-in capital. Net assets were not affected by this reclassification.


















--------------------------------------------------------------------------------
                                                                              13

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES
   AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $1,428,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2003. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2003, fees amounting to $530,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the year ended December 31, 2003, the Fund paid brokerage commissions totaling $297,000 to the Distributor, which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2003, the Fund's expenses were reduced by $1,000 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 433,050 shares of the Fund's capital stock, representing 2.9% of the outstanding shares at December 31, 2003.





















--------------------------------------------------------------------------------
14

                                                       THE VALUE LINE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                        YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                      2003          2002          2001          2000           1999
                                                  ====================================================================
NET ASSET VALUE, BEGINNING OF YEAR ..............  $  13.67      $  18.49      $  21.37      $  26.25       $  22.65
                                                  --------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment (loss) income ...................      (.03)         (.05)         (.04)         (.07)          (.02)
 Net gains or losses on securities
   (both realized and unrealized) ...............      2.24         (4.64)        (2.70)        (3.95)          5.98
                                                  --------------------------------------------------------------------
 Total from investment operations ...............      2.21         (4.69)        (2.74)        (4.02)          5.96
                                                  --------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from net realized gains ..........     (1.63)         (.13)         (.14)         (.86)         (2.36)
                                                  --------------------------------------------------------------------
 Total distributions ............................     (1.63)         (.13)         (.14)         (.86)         (2.36)
                                                  --------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................  $  14.25      $  13.67      $  18.49      $  21.37       $  26.25
                                                  ====================================================================
TOTAL RETURN ....................................     16.28%       -25.35%       -12.82%       -15.35%         26.74%
                                                  ====================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ..........  $216,047      $206,338      $303,034      $386,406       $495,465
Ratio of expenses to average net assets (1) .....      1.13%         1.11%         1.04%          .89%           .76%
Ratio of net investment (loss) income to
 average net assets .............................     (0.19)%       (0.31)%        (.18)%        (.27)%         (.09)%
Portfolio turnover rate .........................       129%           33%           45%           17%            36%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.03% FOR THE YEAR ENDED DECEMBER 31, 2001 AND UNCHANGED FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, 2000, AND 1999.
























SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

THE VALUE LINE FUND, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 19, 2004



















--------------------------------------------------------------------------------
16

                                                       THE VALUE LINE FUND, INC.

2003 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended December 31, 2003 the Fund distributed $22,707,898 of long-term capital gain to shareholders.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.


                                                                 PRINCIPAL
                                                                 OCCUPATION
                                                  LENGTH OF      DURING THE                        OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION              TIME SERVED    PAST 5 YEARS                      HELD BY DIRECTOR
=======================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner       Chairman of the       Since 1983     Chairman, President and           Value Line, Inc.
Age 69                      Board of Directors                   Chief Executive Officer of
                            and President                        Value Line, Inc. (the
                                                                 "Adviser") and Value Line
                                                                 Publishing, Inc.; Chairman
                                                                 and President
                                                                 of each of the
                                                                 14 Value Line
                                                                 Funds and Value
                                                                 Line
                                                                 Securities,
                                                                 Inc. (the
                                                                 "Distributor").
-----------------------------------------------------------------------------------------------------------------------
Marion N. Ruth              Director              Since 2000     Real Estate Executive:            Value Line, Inc.
5 Outrider Road                                                  President, Ruth Realty (real
Rolling Hills, CA 90274                                          estate broker); Director of the
Age 68                                                           Adviser since 2000.
-----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler            Director              Since 1991     Consultant, Academic Search       None
1611 Cold Spring Rd.                                             Consultation Service, Inc.;
Williamstown, MA 01267                                           Trustee Emeritus and
Age 80                                                           Chairman (1993-1994) of the
                                                                 Board of Trustees of Duke
                                                                 University; President
                                                                 Emeritus, Williams College.
-----------------------------------------------------------------------------------------------------------------------
Frances T. Newton           Director              Since 2000     Customer Support Analyst,         None
4921 Buckingham Drive                                            Duke Power Company.
Charlotte, NC 28209
Age 62
-----------------------------------------------------------------------------------------------------------------------










--------------------------------------------------------------------------------
                                                                              17

THE VALUE LINE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                          LENGTH OF      DURING THE                    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE        POSITION    TIME SERVED    PAST 5 YEARS                  HELD BY DIRECTOR
=======================================================================================================================
Francis C. Oakley             Director    Since 2000     Professor of History,         Berkshire Life
54 Scott Hill Road                                       Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                   2002; President Emeritus      of America
Age 72                                                   since 1994 and President,
                                                         1985-1994; Chairman
                                                         (1993-1997) and Interim
                                                         President (2002) of the
                                                         American Council of
                                                         Learned Societies.
-----------------------------------------------------------------------------------------------------------------------
David H. Porter               Director    Since 1997     Visiting Professor of         None
5 Birch Run Drive                                        Classics, Williams College,
Saratoga Springs, NY 12866                               since 1999; President
Age 68                                                   Emeritus, Skidmore College
                                                         since 1999 and President,
                                                          1987-1998.
-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts            Director    Since 1985     Chairman, Institute for       A. Schulman Inc.
169 Pompano St.                                          Political Economy.            (plastics)
Panama City Beach, FL 32413
Age 64
-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr             Director    Since 1996     Senior Financial Advisor,     None
1409 Beaumont Drive                                      Hawthorne, since January
Gladwyne, PA 19035                                       2001; Chairman, Radcliffe
Age 54                                                   College Board of Trustees,
                                                          1990-1999.
-----------------------------------------------------------------------------------------------------------------------
















--------------------------------------------------------------------------------
18

                                                       THE VALUE LINE FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                            OCCUPATION
                                             LENGTH OF      DURING THE                      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    POSITION           TIME SERVED    PAST 5 YEARS                    HELD BY DIRECTOR
=======================================================================================================================
OFFICERS
--------
Nancy L. Bendig           Vice President     Since 2003     Portfolio Manager with the               -
Age 48                                                      Adviser since 2003 and from
                                                            1993 to 1999; Portfolio
                                                            Manager-First Vice President,
                                                            Avatar Associates (investment
                                                            management), 1999-2003.
-----------------------------------------------------------------------------------------------------------------------
Brett Mitstifer           Vice President     Since 2003     Portfolio Manager with the               -
Age 41                                                      Adviser since 2003;
                                                            Executive Vice President,
                                                            Hovey, Youngman Associates
                                                            (investment management),
                                                            2001-2003; Portfolio
                                                            Manager, Bankers Trust,
                                                            1997-2000.
-----------------------------------------------------------------------------------------------------------------------
Stephen Grant             Vice President     Since 2001     Portfolio Manager with the               -
Age 50                                                      Adviser.
-----------------------------------------------------------------------------------------------------------------------
David T. Henigson         Vice President,    Since 1994     Director, Vice President and             -
Age 46                    Secretary and                     Compliance Officer of the
                          Treasurer                         Adviser; Director and Vice
                                                            President of the Distributor;
                                                            Vice President, Secretary and
                                                            Treasurer of each of the 14
                                                            Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

  UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.










--------------------------------------------------------------------------------
                                                                              19

THE VALUE LINE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.






* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
20